15. Financial assets at amortized cost (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
SummaryOfFinancialAssetsAtAmortizedCostLineItems [Line Items]
Current	$ 0	$ 1,858,726
Government bonds
SummaryOfFinancialAssetsAtAmortizedCostLineItems [Line Items]
Current	0	0
Time deposits
SummaryOfFinancialAssetsAtAmortizedCostLineItems [Line Items]
Current	$ 0	$ 1,858,726